SHORT-TERM BORROWINGS (Details Textual)	6 Months Ended				0 Months Ended		1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 CNY	Dec. 31, 2012 USD ($)	Mar. 05, 2013 Nanjing Bank Company Limited [Member] USD ($)	Mar. 05, 2013 Nanjing Bank Company Limited [Member] CNY	Mar. 28, 2013 March 27, 2014 [Member] USD ($)
Short-term borrowings	$ 2,444,115			$ 2,407,200	$ 814,705	5,000,000	$ 10,000,000
Line of Credit Facility, Interest Rate During Period	6.30%	6.60%			7.50%	7.50%
Line of Credit Facility, Expiration Date					Mar. 04, 2014	Mar. 04, 2014	Mar. 27, 2014
Interest Expense, Short-term Borrowings	76,187	64,904
Line of Credit Facility, Amount Outstanding	$ 1,629,430		10,000,000